Change in Functional and Presentation Currency (Details)	9 Months Ended
Sep. 30, 2023
Change in Functional and Presentation Currency [Abstract]
Functional and presentation currency description	All assets and liabilities previously reported in Canadian dollars have been translated into United States dollars as at February 1, 2021 using the period-end noon exchange rates of 0.782 CAD/USD. As a practical measure, the comparative shareholders’ equity (deficit) balances were translated at the February 1, 2021 exchange rate of 1.2824 CAD/USD. All resulting translation exchange differences have been recognized within other comprehensive income in the foreign currency translation reserve.